Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 1,208	$ 1,470
Other Comprehensive Income (Loss), Before Tax	1,120	(281)
Reclassification on Divestiture (Note 5)		12
Income Tax (Expense) Recovery	(15)	7
Ending balance	2,313	1,208
Pension and Other Post-Retirement Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	55	99
Other Comprehensive Income (Loss), Before Tax	19	(58)
Reclassification on Divestiture (Note 5)		0
Income Tax (Expense) Recovery	(5)	14
Ending balance	69	55
Private Equity Instruments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	85	29
Other Comprehensive Income (Loss), Before Tax	81	63
Reclassification on Divestiture (Note 5)		0
Income Tax (Expense) Recovery	(10)	(7)
Ending balance	156	85
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	1,068	1,342
Other Comprehensive Income (Loss), Before Tax	1,020	(286)
Reclassification on Divestiture (Note 5)		12
Income Tax (Expense) Recovery	0	0
Ending balance	$ 2,088	$ 1,068